SEGMENT INFORMATION AND REVENUE ANALYSIS - Timing of revenue recognition and disaggregation by major product type (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 7,959,494	$ 13,136,588
MWA devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	7,958,761	13,128,316
MWA needles
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	6,539,540	11,671,519
MWA therapeutic apparatus
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	1,419,221	1,456,797
Other medical devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	733	8,272
At a point of time
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 7,959,494	$ 13,136,588